TAXATION	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXATION

12. TAXATION

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Sweden

Generally, Ninjas in Pyjamas is considered Sweden resident enterprises under Sweden tax law, and is subject to enterprise income tax on their worldwide taxable income as determined under Sweden tax laws. The applicable statutory income tax rate for the year ended 2024 is 20.6%, unless otherwise specified.

Hong Kong

ESVF HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first HKD2 million of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable profit for the years ended December 31, 2023 and 2024.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. TAXATION - Continued

PRC

Generally, the Group’s WFOE and its subsidiaries, which are considered as PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

The State Administration of Taxation further announced that from January 1, 2021 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million. In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1 million. According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until to December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

For the year ended December 31, 2024, Dawei Xianglong, Changsha Liyao, Wuhan Yingciyuan, Xiamen Yingciyuan, Hongli Culture Beijing, Hongxiaoli Culture, Xingzhi Media, Xingjing Entertainment, Xinghui Media, Taicang Xingjing, Chengdu Xingjing Weiwu, Zhoushan Xingjing, Zhoushan Jingxi, Wuhan Muyecun, Shanghai Rujing, Jinyuanbao, Hangzhou Yinyuan, Wuhan Alunyou, Young Beijing and Young WFOE were recognized as small-scale and low-profit enterprises.

The components of the (loss)/income before income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024
PRC	$(5,909,664)	$(13,842,300)	$(10,225,125)
Sweden	-	232,644	(2,548,228)
Others	(535,803)	(849,048)	(2,281,727)
Total	$(6,445,467)	$(14,458,704)	$(15,055,080)

The income tax provision consists of the following components:

	For the years ended December 31,
	2022	2023	2024
Current income tax expense	$363,351	$181,967	$126,140
Deferred income tax benefits	(502,805)	(1,382,822)	(2,495,899)
Total income tax benefits	$(139,454)	$(1,200,855)	$(2,369,759)

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. TAXATION - Continued

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	As of December 31,
	2022	2023	2024
Loss before income tax expense	$(6,445,467)	$(14,458,704)	$(15,055,080)
Income tax benefit at the PRC statutory rate	(1,611,367)	(3,614,676)	(3,763,770)
Effect of preferential tax rates	66,197	192,365	390,029
Impact of different tax rates in other jurisdictions	112,720	187,136	493,254
Tax effect on share-based compensation	41,430	1,530,587	-
Tax effect on charitable donations	18,944	-	-
Tax effect of non-deductible items	129,551	159,573	145,890
Prior year true up	(293,091)	(27,019)	76,534
Change in valuation allowance	1,396,162	371,179	288,304
Income tax benefits	$(139,454)	$(1,200,855)	$(2,369,759)

As of December 31, 2023 and 2024, the significant components of the deferred tax assets and deferred tax liability are summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss carried forward	$2,254,068	$4,029,778
Deferred tax assets, gross	2,254,068	4,029,778
Valuation allowance	(1,703,274)	(1,940,958)
Deferred tax assets, net of valuation allowance	$550,794	$2,088,820

Deferred tax liabilities:
Intangible assets acquired from business combination (i)	$22,579,335	$22,408,835
Intangible assets acquired from asset acquisition (ii)	2,079,880	1,252,372
Total deferred tax liabilities	$24,659,215	$23,661,207

(i)	The Group initial recognized $8,798,807, $14,427,828 and $1,596,010 of deferred tax liability from reverse acquisition on March 18, 2021, business acquisition on January 10, 2023 and business acquisition on October 2, 2025 due to appreciation fair value of intangible assets acquired. The Group reverse due to amortization of related intangible assets.

(ii)	The Group initial recognized $4,413,819 of deferred tax liability from asset acquisition in 2021 and reverse $792,335 and $770,690 due to amortization of related intangible assets during the years end December 31, 2023 and 2024, respectively.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. TAXATION - Continued

As of December 31, 2023 and 2024, the Group had net operating loss carryforwards of approximately $10,941,745 and $16,113,739 respectively, which arose from the Group’s subsidiaries established in the PRC. As of December 31, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:

2025	$-
2026	525,460
2027	3,737,544
2028	3,885,215
2029	7,965,520
Total	$16,113,739

As of December 31, 2024, the Group had net operating loss carryforwards of $3,562,323 that can be carried forward indefinitely.

Movement of valuation allowance is as follow:

	As of December 31,
	2022	2023	2024
Valuation allowance
Balance at beginning of the year	$10,988	1,372,267	$1,703,274
Additions	1,398,293	377,624	341,046
Utilization	(2,131)	(6,445)	(52,742)
Exchange rate effect	(34,883)	(40,172)	(50,620)
Balance at end of the year	$1,372,267	$1,703,274	$1,940,958

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that some subsidiaries of the Group will not generate future taxable income prior to the expiration of the majority of net operating losses for $9,570,911. Accordingly, as of December 31, 2023 and 2024, $1,703,274 and $1,940,958 valuation allowance has been established respectively.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group does not believe that its uncertain tax benefits position will materially change over the next twelve months.

For the years ended December 31, 2022, 2023 and 2024, the Group did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2024, the tax years ended December 31, 2019 through 2023 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)